Note 15 - Other Comprehensive Income (Loss) - Changes in Accumulated Other Comprehensive Income (Loss) by Component (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Other comprehensive income (loss)	¥ 1,303,031	¥ (738,022)	¥ 222,128
Year ended	67,380,200	65,343,975	62,843,780
Year ended	65,343,975	62,843,780	60,180,626
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Other comprehensive income (loss)	1,280,095	(275,952)	61,590
Year ended	2,549,089	1,268,994	1,544,946
Year ended	1,268,994	1,544,946	1,483,356
Other comprehensive income (loss) before reclassifications	1,261,076	(278,589)	84,624
Amounts reclassified out of accumulated other comprehensive income	19,019	2,637	(23,034)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Other comprehensive income (loss)	204,046	(394,418)	(83,000)
Year ended	(419,575)	(623,621)	(229,203)
Year ended	(623,621)	(229,203)	(146,203)
Other comprehensive income (loss) before reclassifications	189,541	(392,756)	(81,449)
Amounts reclassified out of accumulated other comprehensive income	14,505	(1,662)	(1,551)
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Other comprehensive income (loss)	(181,110)	(71,610)	247,273
Year ended	370,186	551,296	622,906
Year ended	551,296	622,906	375,633
Other comprehensive income (loss) before reclassifications	(181,110)	(71,610)	247,273
Amounts reclassified out of accumulated other comprehensive income
AOCI Attributable to Parent [Member]
Other comprehensive income (loss)	1,303,031	(741,980)	225,863
Year ended	2,499,700	1,196,669	1,938,649
Year ended	1,196,669	1,938,649	1,712,786
Other comprehensive income (loss) before reclassifications	1,269,507	(742,955)	250,448
Amounts reclassified out of accumulated other comprehensive income	¥ 33,524	¥ 975	¥ (24,585)